Notes Payable-Related Party (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Notes Payable Related Parties

Notes payable-related parties consist of:

	December 31, 2021	December 31, 2020

Note payable – Scientific Advisory Board Member, unsecured, including interest at 10% per annum, with a maturity date of December 31, 2019	$2,356	$7,054

Three notes payable – Chief Executive Officer, unsecured, including interest at 8%, 10% and 10% per annum, respectively, with maturity date of December 31, 2019	27,577	26,064

One note payable – Chief Executive Officer, unsecured, no interest, paid from a % of revenues	534,544	534,646

Note payable – Chief Financial Officer, unsecured, including interest at 8% per annum, with a maturity date of December 31, 2019	118,400	112,000

Three notes payable – Business Advisory Board Member, unsecured, including interest at 8% and 10% per annum, convertible into common stock at $0.005 and $0.004, respectively, with maturity date of April 20, 2019	282,334	264,334
	965,211	944,098
Less debt discount	-	-
	$965,211	$944,098